Loans	6 Months Ended
Jun. 30, 2012
Loans [Abstract]
Loans
Note D - Loans

The following tables present the allowance for loan losses and the carrying amount of loans based on management's overall assessment of probable incurred losses (in $1,000s), and should not be interpreted as an indication of future charge-offs:

	June 30, 2012
	Secured by Real Estate
	Commercial	Residential (including multi- family)	Construction, Land Development and Other Land	Commercial and Other Business- Purpose Loans	Consumer	Other	Unallocated	Total

Allowance for loan losses:
Individually evaluated for impairment	$9,526	$3,359	$1,905	$1,937	$22			$16,749
Collectively evaluated for probable incurred losses	20,204	10,779	3,588	8,254	380	$370	$13,114	56,689

Total allowance for loan losses	$29,730	$14,138	$5,493	$10,191	$402	$370	$13,114	$73,438

Portfolio loans:
Individually evaluated for impairment	$132,276	$48,522	$22,982	$17,061	$95			$220,936
Collectively evaluated for probable incurred losses	709,486	242,653	55,007	139,190	10,505	$1,490		1,158,331

Total portfolio loans	$841,762	$291,175	$77,989	$156,251	$10,600	$1,490		$1,379,267

	December 31, 2011
	Secured by Real Estate
	Commercial	Residential (including multi- family)	Construction, Land Development and Other Land	Commercial and Other Business- Purpose Loans	Consumer	Other	Unallocated	Total

Allowance for loan losses:
Individually evaluated for impairment	$10,636	$3,920	$3,134	$3,732	$29			$21,451
Collectively evaluated for probable incurred losses	26,685	15,866	7,355	10,262	662	$17	$4,447	65,294

Total allowance for loan losses	$37,321	$19,786	$10,489	$13,994	$691	$17	$4,447	$86,745

Portfolio loans:
Individually evaluated for impairment	$167,792	$56,210	$36,638	$23,583	$63			$284,286
Collectively evaluated for probable incurred losses	739,585	275,900	68,630	157,766	12,165	$2,781		1,256,827

Total portfolio loans	$907,377	$332,110	$105,268	$181,349	$12,228	$2,781		$1,541,113

The allowance for loan losses is maintained at a level believed adequate by management to absorb potential losses inherent in the loan portfolio at the balance-sheet date.  Management's determination of the adequacy of the allowance is an estimate based on evaluation of the portfolio (including potential impairment of individual loans and concentrations of credit), past loss experience, current economic conditions, volume, amount and composition of the loan portfolio and other factors.  The allowance is increased by provisions for loan losses charged to operations and reduced by net charge-offs.

The tables below summarize activity in the allowance for loan losses for the three and six months ended June 30, 2012 and 2011 (in $1,000s) by loan type:

	Three Months Ended June 30, 2012
	Secured by Real Estate
	Commercial	Residential (including multi- family)	Construction, Land Development and Other Land	Commercial and Other Business- Purpose Loans	Consumer	Other	Unallocated	Total

Beginning balance	$30,562	$16,978	$9,327	$11,990	$498	$13	$11,586	$80,954

Charge-offs	(3,714)	(2,691)	(1,414)	(4,782)	(38)	(679)		(13,318)
Recoveries	1,574	568	376	2,908	82			5,508
Net charge-offs	(2,140)	(2,123)	(1,038)	(1,874)	44	(679)		(7,810)

Provision for loan losses	2,248	(402)	(2,710)	247	(128)	1,039		294

Additional unallocated allowance	(940)	(315)	(86)	(172)	(12)	(3)	1,528

Ending balance	$29,730	$14,138	$5,493	$10,191	$402	$370	$13,114	$73,438

	Six Months Ended June 30, 2012
	Secured by Real Estate
	Commercial	Residential (including multi- family)	Construction, Land Development and Other Land	Commercial and Other Business- Purpose Loans	Consumer	Other	Unallocated	Total

Beginning balance	$37,321	$19,786	$10,489	$13,994	$691	$17	$4,447	$86,745

Charge-offs	(9,566)	(7,067)	(3,564)	(6,560)	(333)	(679)		(27,769)
Recoveries	3,967	3,769	1,149	4,265	145	7		13,302
Net charge-offs	(5,599)	(3,298)	(2,415)	(2,295)	(188)	(672)		(14,467)

Provision for loan losses	3,342	(565)	(2,092)	(530)	(34)	1,039		1,160

Additional unallocated allowance	(5,334)	(1,785)	(489)	(978)	(67)	(14)	8,667

Ending balance	$29,730	$14,138	$5,493	$10,191	$402	$370	$13,114	$73,438

	Three Months Ended June 30, 2011
	Secured by Real Estate
	Commercial	Residential (including multi- family)	Construction, Land Development and Other Land	Commercial and Other Business- Purpose Loans	Consumer	Other	Total

Beginning balance	$49,154	$26,056	$17,449	$23,719	$824	$44	$117,246

Charge-offs	(6,463)	(3,261)	(4,239)	(5,576)	(369)		(19,908)
Recoveries	1,112	960	145	1,184	55	1	3,457
Net charge-offs	(5,351)	(2,301)	(4,094)	(4,392)	(314)	1	(16,451)

Provision for loan losses	5,077	(1,334)	1,513	55	406	19	5,736

Ending balance	$48,880	$22,421	$14,868	$19,382	$916	$64	$106,531

	Six Months Ended June 30, 2011
	Secured by Real Estate
	Commercial	Residential (including multi- family)	Construction, Land Development and Other Land	Commercial and Other Business- Purpose Loans	Consumer	Other	Total

Beginning balance	$47,823	$36,139	$17,505	$24,098	$681	$59	$126,305

Acquired loan loss reserve	1,043	117	651	500	68	1	2,380

Charge-offs	(14,874)	(10,441)	(11,833)	(10,822)	(592)		(48,562)
Recoveries	2,044	1,941	3,153	1,959	93	2	9,192
Net charge-offs	(12,830)	(8,500)	(8,680)	(8,863)	(499)	2	(39,370)

Provision for loan losses	12,844	(5,335)	5,392	3,647	666	2	17,216

Ending balance	$48,880	$22,421	$14,868	$19,382	$916	$64	$106,531

The average total portfolio loans for the six months ended June 30, 2012 and 2011 were $1.5 billion and $1.9 billion, respectively.  The ratio of net charge-offs (annualized) to average portfolio loans outstanding was 1.98% and 4.21% for the six months ended June 30, 2012 and 2011, respectively.

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Nonperforming loans (i.e., loans which are 90 days or more past due and still accruing interest and loans on nonaccrual status) and other nonperforming assets are summarized below (in $1,000s):

	June 30, 2012	March 31, 2012	December 31, 2011
Nonaccrual loans:
Loans secured by real estate:
Commercial	$93,792	$114,225	$121,250
Residential (including multi-family)	36,525	39,094	45,357
Construction, land development and other land	17,409	21,411	29,088
Total loans secured by real estate	147,726	174,730	195,695
Commercial and other business-purpose loans	13,238	14,901	17,818
Consumer	174	182	124
Total nonaccrual loans	161,138	189,813	213,637

Past due (>90 days) loans and accruing interest:
Loans secured by real estate:
Commercial	1,029	515	3,778
Residential (including multi-family)	231	1,089	259
Construction, land development and other land	--	312	--
Total loans secured by real estate	1,260	1,916	4,037
Commercial and other business-purpose loans	93	233	148
Consumer	14	17	38
Total past due loans	1,367	2,166	4,223

Total nonperforming loans	$162,505	$191,979	$217,860

Real estate owned and other repossessed assets	95,331	101,651	95,587

Total nonperforming assets	$257,836	$293,630	$313,447

Impaired loans which do not have an allowance requirement include collateral-dependent loans for which direct write-downs have been made to the carrying amount of such loans and, accordingly, no additional allowance requirement or allocation is currently necessary.

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Impaired loans are summarized in the following table (in $1,000s), based on loans which either have an allowance for loan losses recorded or no such allowance as of June 30, 2012:

	Carrying Value	Unpaid Principal Balance	Related Allowance for Loan Losses

With an allowance recorded:
Loans secured by real estate:
Commercial	$91,090	$103,121	$11,633
Residential (including multi-family)	30,953	45,210	4,292
Construction, land development and other land	13,017	19,311	2,278
Total loans secured by real estate	135,060	167,642	18,203
Commercial and other business-purpose loans	13,989	25,377	3,042
Consumer	306	1,789	31
	149,355	194,808	21,276
With no related allowance recorded:
Loans secured by real estate:
Commercial	66,967	101,509
Residential (including multi-family)	29,571	43,160
Construction, land development and other land	14,712	26,343
Total loans secured by real estate	111,250	171,012
Commercial and other business-purpose loans	7,466	11,895
Consumer	15	15
	118,731	182,922

Total	$268,086	$377,730	$21,276

Included in total impaired loans as of June 30, 2012 is $197.4 million of loans modified as troubled debt restructurings (see further discussion under the Troubled Debt Restructurings section of this Note).

Interest income is recorded on impaired loans if not on nonaccrual status, or may be recorded on a cash basis in some circumstances, if such payments are not credited to principal.  For the three and six months ended June 30, 2012 and 2011, the average recorded investment in impaired loans and interest income recorded on impaired loans were as follows (in $1,000s):

	Three Months Ended June 30, 2012		Six Months Ended June 30, 2012
	Average	Interest	Average	Interest
	Recorded	Income	Recorded	Income
	Investment	Recorded	Investment	Recorded

Commercial	$164,182	$664	$167,544	$2,325
Residential (including multi-family)	60,434	587	62,526	1,231
Construction, land development and other land	30,302	299	33,462	596
Total loans secured by real estate	254,918	1,550	263,532	4,152
Commercial and other business-purpose loans	23,310	338	24,686	640
Consumer	311	7	266	10

Total	$278,539	$1,895	$288,484	$4,802

	Three Months Ended June 30, 2011		Six Months Ended June 30, 2011
	Average	Interest	Average	Interest
	Recorded	Income	Recorded	Income
	Investment	Recorded	Investment	Recorded

Commercial	$177,976	$429	$177,749	$978
Residential (including multi-family)	59,928	121	61,904	250
Construction, land development and other land	48,161	75	49,232	111
Total loans secured by real estate	286,065	625	288,885	1,339
Commercial and other business-purpose loans	29,046	1	30,631	74
Consumer	307		278

Total	$315,418	$626	$319,794	$1,413

Impaired loans are summarized in the following table (in $1,000s), based on loans which either have an allowance for loan losses recorded or no such allowance as of December 31, 2011:

	Carrying Value	Unpaid Principal Balance	Related Allowance for Loan Losses

With an allowance recorded:
Loans secured by real estate:
Commercial	$68,486	$79,753	$11,053
Residential (including multi-family)	32,054	36,628	5,288
Construction, land development and other land	15,443	21,391	3,464
Total loans secured by real estate	115,983	137,772	19,805
Commercial and other business-purpose loans	16,037	17,294	4,696
Consumer	166	173	95
	132,186	155,239	24,596
With no related allowance recorded:
Loans secured by real estate:
Commercial	105,548	145,956
Residential (including multi-family)	33,928	45,902
Construction, land development and other land	24,278	39,537
Total loans secured by real estate	163,754	231,395
Commercial and other business-purpose loans	11,658	16,976
Consumer	12	48
	175,424	248,419

Total	$307,610	$403,658	$24,596

Included in impaired loans as of December 31, 2011 is $207.0 million of loans modified as troubled debt restructurings (see further discussion under the Troubled Debt Restructurings section of this Note).

The following tables summarize the aging and amounts of past due loans (in $1,000s):

	June 30, 2012
	Past Due Loans			Total
	(based on payment due dates)			Amount of
			Loans on	Loans More	Loans Either
	More Than		Nonaccrual	Than 29 Days	Current or
	29 Days,	More Than	Status	Past Due or on	Less Than	Total
	and Less Than	89 Days	(Generally, 90	Nonaccrual	30 Days	Portfolio
	90 Days	(Accruing)	Days or More)	Status	Past Due	Loans

Loans secured by real estate:
Commercial	$13,373	$1,029	$93,792	$108,194	$733,568	$841,762
Residential (including multi- family	3,913	231	36,525	40,669	250,506	291,175
Construction, land development and other land	1,575		17,409	18,984	59,005	77,989
Total loans secured by real estate	18,861	1,260	147,726	167,847	1,043,079	1,210,926
Commercial and other business- purpose loans	2,224	93	13,238	15,555	140,696	156,251
Consumer	139	14	174	327	10,273	10,600
Other					1,490	1,490

Total	$21,224	$1,367	$161,138	$183,729	$1,195,538	$1,379,267

	December 31, 2011
	Past Due Loans			Total
	(based on payment due dates)			Amount of
			Loans on	Loans More	Loans Either
	More Than		Nonaccrual	Than 29 Days	Current or
	29 Days,	More Than	Status	Past Due or on	Less Than	Total
	and Less Than	89 Days	(Generally, 90	Nonaccrual	30 Days	Portfolio
	90 Days	(Accruing)	Days or More)	Status	Past Due	Loans

Loans secured by real estate:
Commercial	$16,770	$3,778	$121,250	$141,798	$765,579	$907,377
Residential (including multi- family	4,913	259	45,357	50,529	281,581	332,110
Construction, land development and other land	3,691		29,088	32,779	72,489	105,268
Total loans secured by real estate	25,374	4,037	195,695	225,106	1,119,649	1,344,755
Commercial and other business- purpose loans	3,930	148	17,818	21,896	159,453	181,349
Consumer	476	38	124	638	11,590	12,228
Other					2,781	2,781

Total	$29,780	$4,223	$213,637	$247,640	$1,293,473	$1,541,113

Capitol categorizes loans into risk categories based on relevant information about the ability of borrowers to service their debt obligations based on:  current financial information, aging analysis, historical payment experience, credit documentation and public information, among other factors.  Capitol analyzes loans individually by classifying the loans as to credit risk.  This analysis generally includes all loans and is generally performed at least quarterly.  The following loan risk rating definitions are used:

Pass.  Loans classified with a pass rating have been deemed to have acceptable credit quality by bank management.
Watch.  Loans classified as watch have a potential weakness that deserves management's close attention.  If not improved, those potential weaknesses may result in deterioration of the repayment prospects for the loan in the future.

Substandard.  Loans classified as substandard are inadequately protected by the borrower's current net worth, paying capacity of the borrower or the fair value of collateral.  Loans so classified have a well-defined weakness or weaknesses that jeopardize the liquidation of the debt obligation by the borrower.  These are characterized by the reasonable possibility that some loss will be sustained if the deficiencies are not favorably resolved.

Based on management's most recent analysis, the risk categories of loans are summarized as follows (in $1,000s):

	June 30, 2012
	Pass			Total Portfolio Loans
		Watch	Substandard

Loans secured by real estate:
Commercial	$571,210	$99,766	$170,786	$841,762
Residential (including multi-family)	199,684	25,662	65,829	291,175
Construction, land development and other land	40,399	12,470	25,120	77,989
Total loans secured by real estate	811,293	137,898	261,735	1,210,926
Commercial and other business-purpose loans	118,629	12,310	25,312	156,251
Consumer	9,557	622	421	10,600
Other	1,490			1,490

Total	$940,969	$150,830	$287,468	$1,379,267

	December 31, 2011
	Pass			Total Portfolio Loans
		Watch	Substandard

Loans secured by real estate:
Commercial	$606,691	$90,673	$210,013	$907,377
Residential (including multi-family)	224,285	31,319	76,506	332,110
Construction, land development and other land	52,315	12,134	40,819	105,268
Total loans secured by real estate	883,291	134,126	327,338	1,344,755
Commercial and other business-purpose loans	135,017	14,412	31,920	181,349
Consumer	11,134	574	520	12,228
Other	2,487	294		2,781

Total	$1,031,929	$149,406	$359,778	$1,541,113

Troubled Debt Restructurings

Loan modifications or restructurings are accounted for as troubled debt restructurings if, for economic or legal reasons, it has been determined a borrower is experiencing financial difficulties and the bank grants a "concession" to the borrower that it would not otherwise consider.  For all classes of loans, a troubled debt restructuring may involve a modification of terms such as a reduction of the stated interest rate or loan balance, a reduction of the accrued interest, an extension of the maturity date at an interest rate lower than a current market rate for a new loan with similar risk, or some combination thereof involving a concession to the borrower to facilitate repayment.

The Corporation has designated a troubled debt restructuring as a loan that has been modified because the borrower is experiencing financial difficulty and the loan meets one or more of the following criteria:

1.
An extension or renewal of a substandard rated loan with no change in rate or terms, and the terms provided are not representative of current market rates for credits with similar risk characteristics;

2.
A loan modification where the repayment terms are modified for a specific period of time in order to allow the borrower to liquidate or dispose of the related collateral to provide the ability to pay the loan off in full;

3.	Modification of the interest rate for a defined period of time in order to allow the borrower to repay the debt, based on current cash flow sources;
4.	A loan modified to an "interest only" structure for a period of time that will result in the loan being paid off, returned to the contracted terms or refinanced; or
5.	A modification of a loan into an A/B note structure, where the A note is at market rate terms and conditions, and the B note has been charged off.

Loans modified and classified as troubled debt restructurings are impaired loans.  Each loan that is designated as a troubled debt restructuring is individually evaluated for impairment to determine the specific reserve to be established.  The specific reserve is determined using the discounted cash flow method, the collateral dependency method or, when available, the observable market price method, and is calculated as the difference between the carrying value of the loan and the result of the impairment measurement method.

The loan portfolios contain primarily three categories of troubled debt restructurings, (1) loans for which the rate or terms have been modified (2) loans for which the rate or terms have not been modified but the loan was extended or renewed, and (3) loans that have been modified with interest only terms.  The following are the factors that enter into the determination of the specific reserve for each of these categories:

Loans for which the rate or terms have been modified:  The specific reserve for loans in this category, for which the repayment ability is based on the cash flows of the borrower, is determined using a discounted cash flow analysis.  The discount period used is based on when the bank believes, based on cash flows from the borrower or project, that the credit will be paid in full.  The period used is generally based on a defined cash flow event that is projected to occur in the future.  For an event which will result in a paydown allowing for a refinance, the discount period would be the number of months until the refinance.  If an event for paydown or refinance cannot be documented, a discount period that will result in the cash flows from the borrower reducing the loan balance down to the collateral value is used.  The specific reserve for loans in this category that have been deemed collateral dependent is determined using the collateral dependency method.

Loans for which there has been no rate or term modification:  If there has been no change in the rate and term, a discounted cash flow analysis using the same terms would not, in most cases, yield a specific reserve allocation commensurate with loans in the general allowance account that have similar risk characteristics with respect to payment default but that have not been modified and are a troubled debt restructuring.  In the determination of the specific reserve for this category of loans, the appropriate general pool loss reserve factor is used as a baseline with adjustments made based on known circumstances that may affect the collectability of the loan.  Any increase or decrease to the baseline general allowance reserve factor is determined based on the loss experience for loans with similar risk characteristics.
Loans that have interest only terms:  Unless there is a specific event that can be documented which will result in the loan being paid, returned to the original contract terms or refinanced, these loans are treated as collateral-dependent and the specific reserve is based on the net value of the collateral held.

The following table summarizes loans modified as troubled debt restructurings during the three and six months ended June 30, 2012 (in $1,000s):

	Three Months Ended June 30, 2012
	Number of Contracts	Pre-restructuring Outstanding Recorded Investment	Post-restructuring Outstanding Recorded Investment	Post- restructuring Loan Loss Reserve
Troubled debt restructurings:
Loans secured by real estate:
Commercial	39	$17,851	$14,345	$736
Residential	31	4,237	3,823	454
Construction, land development and other land	6	596	563	15
Total loans secured by real estate	76	22,684	18,731	1,205
Commercial and other business- purpose loans	5	350	327	7

Total	81	$23,034	$19,058	$1,212

	Six Months Ended June 30, 2012
	Number of Contracts	Pre-restructuring Outstanding Recorded Investment	Post-restructuring Outstanding Recorded Investment	Post- restructuring Loan Loss Reserve
Troubled debt restructurings:
Loans secured by real estate:
Commercial	83	$31,081	$26,184	$1,296
Residential	60	8,309	6,914	685
Construction, land development and other land	12	1,652	1,400	41
Total loans secured by real estate	155	41,042	34,498	2,022
Commercial and other business- purpose loans	18	1,304	1,194	42
Consumer	2	40	39	3

Total	175	$42,386	$35,731	$2,067

Of the amounts in the table above for the six months ended June 30, 2012, approximately $10.6 million, or 30%, and 54 contracts, or 30%, are substandard rated loans that were extended or renewed with no change in rate or terms, and the terms provided were not representative of current market rates for loans with similar risk characteristics.  The remainder of the troubled debt restructuring pool constitutes loans where repayment terms and/or interest rates were modified, or the loan was modified to an "interest only" structure.

The following table summarizes loans modified as troubled debt restructurings in the last twelve months for which there was a payment default (i.e., when a loan becomes 90 days or more past due) during the three and six months ended June 30, 2012 (in $1,000s):

	Three Months Ended June 30, 2012		Six Months Ended June 30, 2012
	Number of Contracts	Recorded Investment	Number of Contracts	Recorded Investment
Troubled debt restructurings that subsequently defaulted:
Loans secured by real estate:
Commercial	10	$1,151	16	$2,056
Residential	7	1,177	13	1,651
Construction, land development and other land	3	473	8	1,194
Total loans secured by real estate	20	2,801	37	4,901
Commercial and other business- purpose loans	4	282	6	384
Consumer			1	90

Total	24	$3,083	44	$5,375

The total amount of troubled debt restructurings as of June 30, 2012 and December 31, 2011 is detailed in the following tables by loan type and accrual status (in $1,000s):

	Troubled Debt Restructurings at June 30, 2012
	On Non-Accrual Status	On Accrual Status	Total

Loans secured by real estate:
Commercial	$48,637	$64,264	$112,901
Residential (including multi-family)	21,912	24,016	45,928
Construction, land development and other land	9,928	10,320	20,248
Total loans secured by real estate	80,477	98,600	179,077
Commercial and other business-purpose loans	9,823	8,201	18,024
Consumer	134	147	281

Total	$90,434	$106,948	$197,382

	Troubled Debt Restructurings at December 31, 2011
	On Non-Accrual Status	On Accrual Status	Total

Loans secured by real estate:
Commercial	$65,589	$52,784	$118,373
Residential (including multi-family)	25,358	20,625	45,983
Construction, land development and other land	13,714	10,635	24,349
Total loans secured by real estate	104,661	84,044	188,705
Commercial and other business-purpose loans	8,336	9,876	18,212
Consumer		54	54

Total	$112,997	$93,974	$206,971